Inventories - Summary of Inventories (Detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 2,491,135	$ 2,791,811
Work in progress	2,303,800	878,718
Finished goods	2,367,932	1,721,803
Inventories	$ 7,162,867	$ 5,392,332